Certain transactions	12 Months Ended
Dec. 31, 2024
Business Combinations [Abstract]
Certain transactions
Note 3: - Certain transactions

a.	Praetolia Limited acquisition:

In April 2024, the Company acquired all the outstanding shares of Praetolia Limited, a software talent platform for total  consideration of $10,248 in cash.

In addition, the agreement stipulated contingent payments which are not included in the total consideration to the shareholders of Praetolia Limited in an aggregate amount of up to $8,000 subject to service and certain performance conditions of Praetolia Limited, out of which the Company has not recorded a liability as of December 31, 2024.

The acquisition was accounted for as a business combination. This method requires, among other things, that assets acquired, and liabilities assumed in the business combination be recognized at their fair values as of the acquisition date.

The table below summarizes the fair value of the acquired assets and assumed liabilities and the goodwill as of the acquisition date:

	Fair value	Amortization period
Cash and cash equivalents	$1,085
Assets acquired (1)	909
Identified intangible assets (2):
Talent Relationships	1,438	1 year
Customer Relationships	2,553	4 years
Other Customer Relationships	898	1 year
Goodwill	4,722
Total assets acquired	11,605
Total assumed liabilities (3)	(1,357)
Net assets acquired	$10,248

(1)	Assets acquired include trade receivables and other receivables.

(2)	Information regarding the identifiable intangible assets acquired is as follows:

Fair value of talent relationships was determined by using the With-and-Without Method.

Fair value of customer relationships was determined by using the Multi-period Excess Earning Method.

(3)	Total assumed liabilities includes accounts payable, deferred income tax liabilities, net and other liabilities assumed.

Goodwill generated from the above business combination is attributed to synergies between the Company's and the acquired businesses’ services, and is not deductible for income tax purposes.

The Company incurred approximately $119 in acquisition expenses for the year ended December 31, 2024 recorded under general and administrative expenses.

The results of operations of Praetolia Limited were included in the Company’s consolidated financial statements commencing the date of acquisition and are not material.

Pro forma results of operations related to this acquisition have not been presented because they are not material to the Company’s consolidated statements of operations.

b.	AutoDS Ltd. acquisition:

In July 2024, the Company acquired all of the outstanding shares of AutoDS Ltd. (“AutoDS”), a leading platform of end-to-end solution for dropshippers for a total consideration of $55,658.

The agreement stipulated an earn-out consideration of up to $36,000, in both cash and shares based on obtaining certain financial results in the three years following the acquisition. The earn-out consideration was measured at fair value utilizing a Monte Carlo simulation depending on the achievement objective. The earn-out consideration fair value as of the acquisition date was $14,116. Changes in the earn-out consideration fair value are recorded in the consolidated statements of operations under general and administrative expenses.

The following table summarizes the fair value of the consideration transferred to AutoDS shareholders as of the acquisition date:

Cash paid	$39,339
Fair value of Earn-out	14,116
Accrued payment	1,556
Fair value of unvested options	647
Total fair value of consideration transferred	$55,658

In addition to the purchase consideration and pursuant to hold-back agreements with certain AutoDS employees, the Company transferred $12,168 in cash which will be released to the employees over three years from the acquisition date. The payouts of the hold-back are subject to continued employment, and therefore recognized as compensation expense over the requisite service period. As of December 31, 2024 the Company recorded compensation expenses in the amount of $1,711 under sales and marketing expenses.

The table below summarizes the preliminary fair value of the acquired assets and assumed liabilities and the goodwill as of the acquisition date:

	Fair value	Amortization period
Cash and cash equivalents	9,147
Assets acquired (4)	2,691
Identified intangible assets (5):
Users’ Relationships	4,211	1
Technology	26,453	5
Trademark	2,730	5
Goodwill	28,226
Total assets acquired	73,458
Total assumed liabilities (6)	(17,800)
Net assets acquired	$55,658

(4)	Assets acquired include deposits, trade receivable and other identifiable assets acquired.

(5)	Information regarding the identifiable intangible assets acquired is as follows:

Fair value of users' relationships was determined by using the With-and-Without Method.

Fair value of technology was determined by using the income approach method.

Fair value of trademark was determined by using the relief from royalty method.

(6)	Total assumed liabilities includes accounts payable, deferred revenue, deferred income tax liabilities, net and other liabilities assumed.

Goodwill generated from the above business combination is attributed to synergies between the Company's and the acquired businesses’ services and is not deductible for income tax purposes.

The Company incurred approximately $357 in acquisition expenses for the year ended December 31, 2024 recorded under general and administrative expenses.

The results of operations of AutoDS were consolidated in the Company’s financial statements commencing the date of acquisition and are not material.

Pro forma results of operations related to this acquisition have not been presented because they are not material to the Company’s consolidated statements of operations.